Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 01, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	8,250	8,280	2,590	20
% of share capital for the period	0.655%	0.658%	0.207%	0.002%